UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF

Ticker: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about the EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2024 to August 31, 2025. This annual shareholder report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$98	0.86%

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the fiscal year ending August 31, 2025, the Fund delivered a total return of 26.90% at net asset value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Chinese internet companies, which have seen a robust re-rating on the back of several key artificial intelligence (AI) initiatives and product launches. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove robust performance in e-commerce names in Southeast Asia. Prospects for interest rate cuts in 2025 also provided a boost to assets in emerging markets, which benefited the Fund.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
EMQQ The Emerging Markets Internet ETF	26.90%	-4.04%	8.60%
MSCI Emerging Markets Index (NR) (USD)Footnote Reference*	16.80%	5.21%	6.92%
S&P 500 Index (TR)Footnote Reference†	15.88%	14.74%	14.60%
EMQQ The Emerging Markets Internet Index	26.05%	-3.39%	9.50%
	EMQQ The Emerging Markets Internet ETF	MSCI Emerging Markets Index (NR) (USD)Footnote Reference*	S&P 500 Index (TR)Footnote Reference†	EMQQ The Emerging Markets Internet Index
Aug/15	$10,000	$10,000	$10,000	$10,000
Aug/16	$13,015	$11,183	$11,255	$13,187
Aug/17	$17,992	$13,926	$13,082	$18,410
Aug/18	$16,903	$13,832	$15,655	$17,454
Aug/19	$16,407	$13,228	$16,112	$17,077
Aug/20	$28,031	$15,145	$19,647	$29,438
Aug/21	$27,814	$18,343	$25,770	$29,410
Aug/22	$16,375	$14,344	$22,876	$17,453
Aug/23	$16,152	$14,523	$26,524	$17,379
Aug/24	$17,975	$16,712	$33,721	$19,650
Aug/25	$22,811	$19,520	$39,076	$24,769

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-888-9892 or visit https://emqqetf.com/materials/ for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$375,117,511	57	$3,143,771	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Consumer Staples	0.6%
Information Technology	0.9%
Real Estate	0.9%
Industrials	3.6%
Energy	5.1%
Financials	17.1%
Communication Services	24.1%
Consumer Discretionary	48.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	6.9%
PDD Holdings ADR	6.3%
MercadoLibre	5.8%
Alibaba Group Holding	5.5%
Reliance Industries	5.1%
NU Holdings, Cl A	5.1%
Sea ADR	4.8%
Eternal	4.3%
Naspers, Cl N	3.7%
NetEase	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

Effective on June 1, 2025, the sub-advisory agreement between Exchange Traded Concepts, LLC (the “Adviser”) and Penserra Capital Management LLC (the “SubAdviser“) was terminated and Penserra Capital Management LLC no longer serves as the Fund's sub-adviser. In addition, effective as of the start of business on April 7, 2025, the Adviser assumed all of the duties and responsibilities previously delegated by the Adviser to the Sub-Adviser. These changes will have no effect on the Fund’s investment objective or principal investment strategies.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://emqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2025

EMQQ-AR-2025

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF

Ticker: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: August 31, 2025

This annual shareholder report contains important information about the FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2024 to August 31, 2025.  You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$91	0.86%

How did the Fund perform in the last year?

The Fund seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index (the “Index”). For the fiscal year ended August 31, 2025, the Fund had a total return of 12.54% at net asset value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Latin American internet companies, which continue to supplant market share from more traditional competitors in brick-and-mortar retail and financial services in their respective markets. The same phenomenon drove strong performance for the Fund’s e-commerce and fintech companies in Southeast Asia, which have also undergone a strong inflection in growth over the given time period. Prospects of interest rate cuts in 2025 also provided a boost to assets in emerging markets, which benefited the Fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2025

	FMQQ The Next Frontier Internet ETF	MSCI Emerging Markets Index (NR) (USD)Footnote Reference(1)Footnote Reference*	MSCI Frontier Markets Index	FMQQ The Next Frontier Internet Index
Sep/21	$10,000	$10,000	$10,000	$10,000
Aug/22	$4,341	$8,055	$8,294	$4,315
Aug/23	$4,178	$8,156	$8,329	$4,192
Aug/24	$5,157	$9,386	$9,169	$5,287
Aug/25	$5,803	$10,963	$12,415	$5,926
Fund/Index Name	1 Year	Annualized Since Inception
FMQQ The Next Frontier Internet ETF	12.54%	-12.93%
MSCI Emerging Markets Index (NR) (USD)Footnote Reference(1)Footnote Reference*	16.80%	2.37%
MSCI Frontier Markets Index	35.41%	5.66%
FMQQ The Next Frontier Internet Index	12.08%	-12.47%

Since its inception on September 27, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-888-9892 or visit https://fmqqetf.com/materials/ for current month-end performance.

Footnote	Description
Footnote(1)	Effective August 31, 2025, the Fund's broad-based securities market index changed from MSCI Frontier Markets Index to the MSCI Emerging Markets Index (NR) (USD).
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,647,532	35	$255,138	21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.8%
Industrials	4.4%
Energy	6.6%
Communication Services	10.2%
Consumer Discretionary	38.0%
Financials	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	7.8%
NU Holdings, Cl A	7.7%
MercadoLibre	7.4%
Reliance Industries	6.6%
Eternal	6.1%
Kaspi.KZ JSC ADR	5.1%
Bajaj Finance	4.9%
Jio Financial Services	4.5%
Grab Holdings, Cl A	4.4%
XP, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://fmqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2025

FMQQ-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$46,575	N/A	N/A	$60,900	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,500(1)	N/A	N/A	$14,000(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2025 and 2024 were $10,500 and $14,000, respectively.

(h)       Not Applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet ETF

FMQQ The Next Frontier Internet ETF

Annual Financials and Other Information

August 31, 2025

EMQQ/FMQQ

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2025

Sector Weightings (Unaudited)

48.0% Consumer Discretionary
24.1% Communication Services
17.1% Financials
5.1% Energy
3.6% Industrials
0.9% Real Estate
0.9% Information Technology
0.6% Consumer Staples
0.0% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 100.3%
Brazil — 13.5%
Consumer Discretionary — 5.8%
MercadoLibre*	8,738	$21,608,288
Financials — 7.7%
Inter	179,645	1,532,647
NU Holdings, Cl A*	1,290,833	19,104,328
Pagseguro Digital, Cl A	131,312	1,176,555
StoneCo, Cl A*	171,216	2,819,928
XP, Cl A	234,857	4,260,306
		28,893,764
		50,502,052
China — 41.2%
Communication Services — 16.1%
Baidu, Cl A*	607,300	6,964,298
Bilibili, Cl Z*	81,520	1,891,643
Kuaishou Technology, Cl B*	773,600	7,477,152
NetEase	491,700	13,396,497
Tencent Holdings	339,900	26,007,472
Tencent Music Entertainment Group ADR	198,796	4,874,478
		60,611,540
Consumer Discretionary — 21.7%
Alibaba Group Holding	1,393,800	20,685,706
JD.com, Cl A	738,950	11,165,980
Meituan, Cl B*	843,600	11,113,313
PDD Holdings ADR*	195,779	23,536,551
Trip.com Group	174,100	12,908,124
Vipshop Holdings ADR	121,282	2,030,261
		81,439,935
Description	Shares	Fair Value
China — continued
Consumer Staples — 0.6%
JD Health International*	286,450	$2,307,518
Financials — 0.3%
Qifu Technology ADR	41,663	1,213,227
Industrials — 1.6%
Full Truck Alliance ADR	246,764	3,220,270
Kanzhun ADR*	105,013	2,480,407
		5,700,677
Real Estate — 0.9%
KE Holdings, Cl A	587,700	3,430,075
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		3,430,075
		154,702,972
Hong Kong — 1.2%
Financials — 1.2%
Futu Holdings ADR	24,866	4,615,130
India — 19.2%
Communication Services — 1.9%
Affle India*	33,292	719,854
Info Edge India	407,768	6,277,147
		6,997,001
Consumer Discretionary — 6.4%
BrainBees Solutions*	134,377	551,685
Eternal*	4,541,040	16,159,698
FSN E-Commerce Ventures*	704,974	1,839,084
Jubilant Foodworks	239,941	1,707,295
MakeMyTrip*	40,987	4,047,467
		24,305,229
Energy — 5.1%
Reliance Industries	1,244,903	19,151,236
Financials — 5.1%
Angel One	26,618	666,724
Bajaj Finance	391,276	3,893,328
Indian Energy Exchange	470,816	746,063
Jio Financial Services	2,029,674	7,171,013
One 97 Communications*	184,966	2,530,560
PB Fintech*	204,183	4,098,326
		19,106,014
Information Technology — 0.7%
Swiggy*	537,630	2,497,008
		72,056,488
Indonesia — 0.5%
Consumer Discretionary — 0.5%
GoTo Gojek Tokopedia, Cl A*	578,500,100	2,034,749

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2025 (Continued)

Description	Shares	Fair Value
Japan — 1.1%
Communication Services — 1.1%
Nexon	184,900	$4,225,026
Kazakhstan — 2.3%
Financials — 2.3%
Kaspi.KZ JSC ADR	90,346	8,488,910
Poland — 1.0%
Consumer Discretionary — 1.0%
Allegro.eu*	361,397	3,621,508
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	117,354	1,173
Singapore — 6.8%
Consumer Discretionary — 4.8%
Sea ADR*	96,669	18,032,635
Industrials — 2.0%
Grab Holdings, Cl A*	1,494,594	7,458,024
		25,490,659
South Africa — 4.0%
Communication Services — 0.3%
MultiChoice Group*	152,191	1,055,392
Consumer Discretionary — 3.7%
Naspers, Cl N	42,476	13,944,419
		14,999,811
South Korea — 9.3%
Communication Services — 4.7%
Kakao	141,133	6,344,767
NAVER	65,759	10,145,877
NCSoft	8,002	1,168,427
		17,659,071
Consumer Discretionary — 4.1%
Coupang, Cl A*	448,904	12,829,676
Delivery Hero, Cl A*	95,526	2,535,911
		15,365,587
Financials — 0.5%
KakaoBank	98,687	1,749,782
		34,774,440
Sweden — 0.2%
Information Technology — 0.2%
Truecaller, Cl B	140,796	666,941
Total Common Stock
(Cost $294,569,312)		376,179,859
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(C)	161,470	$161,470

Total Short-Term Investment
(Cost $161,470)		161,470

Total Investments – 100.3%
(Cost $294,730,782)		$376,341,329

Percentages are based on net assets of $375,117,511.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

(C)      The rate shown is the 7-day effective yield as of August 31, 2025.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2025 (Concluded)

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$50,502,052	$—	$—		$50,502,052
China	154,702,972	—	—		154,702,972
Hong Kong	4,615,130	—	—		4,615,130
India	72,056,488	—	—		72,056,488
Indonesia	2,034,749	—	—		2,034,749
Japan	4,225,026	—	—		4,225,026
Kazakhstan	8,488,910	—	—		8,488,910
Poland	3,621,508	—	—		3,621,508
Russia	—	—	1,173	(2)	1,173
Singapore	25,490,659	—	—		25,490,659
South Africa	14,999,811	—	—		14,999,811
South Korea	34,774,440	—	—		34,774,440
Sweden	666,941	—	—		666,941
Short-Term Investment
United States	161,470	—	—		161,470
Total Investments in Securities	$376,340,156	$—	$1,173		$376,341,329

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the year ended August 31, 2025, Level 3 securities had sales proceeds of $6,059,787, Realized Gain/(Loss) of $(9,819,080) and Change in Unrealized Gain/(Loss) of $15,874,224.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 101.0%
Brazil — 23.8%
Consumer Discretionary — 7.4%
MercadoLibre*	944	$2,334,427
Financials — 16.4%
Inter	51,076	435,756
NU Holdings, Cl A*	163,621	2,421,591
Pagseguro Digital, Cl A	37,334	334,513
StoneCo, Cl A*	48,680	801,759
XP, Cl A	66,774	1,211,281
		5,204,900
		7,539,327
India — 42.3%
Communication Services — 3.3%
Affle India*	9,465	204,656
Info Edge India	55,032	847,158
		1,051,814
Consumer Discretionary — 13.5%
BrainBees Solutions*	38,206	156,855
Eternal*	542,806	1,931,624
FSN E-Commerce Ventures*	200,437	522,885
Jubilant Foodworks	68,220	485,418
MakeMyTrip*	11,653	1,150,734
		4,247,516
Energy — 6.6%
Reliance Industries	136,557	2,100,754
Financials — 16.7%
Angel One	7,568	189,562
Bajaj Finance	154,993	1,542,232
Indian Energy Exchange	133,862	212,120
Jio Financial Services	406,142	1,434,935
One 97 Communications*	52,589	719,482
PB Fintech*	58,053	1,165,230
		5,263,561
Description	Shares	Fair Value
India — continued
Information Technology — 2.2%
Swiggy*	152,858	$709,945
		13,373,590
Indonesia — 1.8%
Consumer Discretionary — 1.8%
GoTo Gojek Tokopedia, Cl A*	164,477,800	578,515
Kazakhstan — 5.1%
Financials — 5.1%
Kaspi.KZ JSC ADR	17,056	1,602,582
Poland — 3.3%
Consumer Discretionary — 3.3%
Allegro.eu*	102,752	1,029,663
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	7,810	78
Singapore — 12.2%
Consumer Discretionary — 7.8%
Sea ADR*	13,196	2,461,582
Industrials — 4.4%
Grab Holdings, Cl A*	279,353	1,393,971
		3,855,553
South Africa — 1.0%
Communication Services — 1.0%
MultiChoice Group*	46,966	325,693
South Korea — 10.9%
Communication Services — 5.9%
Kakao	20,692	930,228
NAVER	5,106	787,799
NCSoft	1,173	171,278
		1,889,305
Consumer Discretionary — 4.2%
Coupang, Cl A*	32,984	942,683
Delivery Hero, Cl A*	14,005	371,788
		1,314,471
Financials — 0.8%
KakaoBank	14,469	256,544
		3,460,320

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2025 (Concluded)

Description	Shares	Fair Value
Sweden — 0.6%
Information Technology — 0.6%
Truecaller, Cl B	40,031	$189,624

Total Common Stock
(Cost $24,598,801)		31,954,945

Total Investments — 101.0%
(Cost $24,598,801)		$31,954,945

Percentages are based on net assets of $31,647,532.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$7,539,327	$—	$—		$7,539,327
India	13,373,590	—	—		13,373,590
Indonesia	578,515	—	—		578,515
Kazakhstan	1,602,582	—	—		1,602,582
Poland	1,029,663	—	—		1,029,663
Russia	—	—	78	(2)	78
Singapore	3,855,553	—	—		3,855,553
South Africa	325,693	—	—		325,693
South Korea	3,460,320	—	—		3,460,320
Sweden	189,624	—	—		189,624
Total Investments in Securities	$31,954,867	$—	$78		$31,954,945

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the year ended August 31, 2025, Level 3 securities had sales proceeds of $276,965, Realized Gain/(Loss) of $(576,638) and Change in Unrealized Gain/(Loss) of $853,443.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

August 31, 2025

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Assets:
Investments, at Cost	$294,730,782	$24,598,801
Foreign Currency, at Cost	142,439	2,163
Investments, at Fair Value	$376,341,329	$31,954,945
Cash and Cash Equivalents	324,446	32,656
Foreign Currency, at Value	140,659	2,168
Dividends Receivable	155,629	10,424
Tax Reclaims Receivable	1,603	—
Total Assets	376,963,666	32,000,193

Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,577,225	330,001
Advisory Fees Payable – Net	268,930	22,660
Total Liabilities	1,846,155	352,661

Net Assets	$375,117,511	$31,647,532

Net Assets Consist of:
Paid-in Capital	$752,894,779	$32,888,423
Total Distributable Earnings (Accumulated Losses)	(377,777,268)	(1,240,891)
Net Assets	$375,117,511	$31,647,532

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	8,750,000	2,125,000
Net Asset Value, Offering and Redemption Price Per Share	$42.87	$14.89

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Year Ended August 31, 2025

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Investment Income:
Dividend Income	$2,350,831	$118,811
Interest Income	25,256	4,533
Income from Securities Lending, Net	82,145	—
Less: Foreign Taxes Withheld	(85,523)	(9,818)
Total Investment Income	2,372,709	113,526

Expenses:

Advisory Fees	3,143,771	255,138

Total Expenses	3,143,771	255,138

Net Investment Income (Loss)	(771,062)	(141,612)

Net Realized Gain (Loss) on:

Investments(1)	6,419,448	1,357,695
Foreign Currency Transactions	51,917	(5,731)
Foreign Capital Gains Tax	(806,642)	(32,137)
Net Realized Gain (Loss)	5,664,723	1,319,827

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	79,467,800	2,278,813
Foreign Currency Translations	(3,200)	(127)
Foreign Capital Gains Tax on Appreciated Securities	1,398,474	117,329

Net Change in Unrealized Appreciation (Depreciation)	80,863,074	2,396,015

Net Realized and Unrealized Gain (Loss)	86,527,797	3,715,842

Net Increase (Decrease) in Net Assets Resulting from Operations	$85,756,735	$3,574,230

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income (Loss)	$(771,062)	$1,382,614
Net Realized Gain (Loss)(1)	5,664,723	(60,347,129)
Net Change in Unrealized Appreciation (Depreciation)	80,863,074	95,156,927
Net Increase (Decrease) in Net Assets Resulting from Operations	85,756,735	36,192,412

Distributions:	(5,800,915)	(3,171,921)
Capital Share Transactions:
Redeemed	(68,940,071)	(165,285,646)
Increase (Decrease) in Net Assets from Capital Share Transactions	(68,940,071)	(165,285,646)

Total Increase (Decrease) in Net Assets	11,015,749	(132,265,155)
Net Assets:
Beginning of Year	364,101,762	496,366,917
End of Year	$375,117,511	$364,101,762

Share Transactions:
Redeemed	(1,850,000)	(5,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,850,000)	(5,350,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net Investment Income (Loss)	$(141,612)	$(56,732)
Net Realized Gain (Loss)(1)	1,319,827	(3,720,872)
Net Change in Unrealized Appreciation (Depreciation)	2,396,015	9,028,137
Net Increase (Decrease) in Net Assets Resulting from Operations	3,574,230	5,250,533

Distributions:	(125,400)	(20,951)
Capital Share Transactions:
Issued	—	6,131,031
Redeemed	(2,029,484)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,029,484)	6,131,031

Total Increase (Decrease) in Net Assets	1,419,346	11,360,613
Net Assets:
Beginning of Year	30,228,186	18,867,573
End of Year	$31,647,532	$30,228,186

Share Transactions:
Issued	—	525,000
Redeemed	(150,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	525,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Years Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$34.35	$31.12	$31.55	$53.59	$54.11
Investment Activities
Net investment income (loss)*	(0.08)	0.11	(0.10)	(0.01)	(0.38)
Net realized and unrealized gain (loss)	9.19	3.36	(0.33)	(22.03)	(0.03)**
Total from investment activities	9.11	3.47	(0.43)	(22.04)	(0.41)
Distributions to shareholders from:
Net investment income	(0.59)	(0.24)	—	—	(0.11)
Total distributions	(0.59)	(0.24)	—	—	(0.11)

Net Asset Value, end of year	$42.87	$34.35	$31.12	$31.55	$53.59

Net Asset Value, Total Return (%)(1)	26.90	11.29	(1.36)	(41.13)	(0.77)
Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss) (%)	(0.21)	0.35	(0.32)	(0.03)	(0.61)
Supplemental Data
Net Assets end of year (000)	$375,118	$364,102	$496,367	$615,153	$1,355,953
Portfolio turnover rate (%)(2)	25	26	21	44	71

*          Per share data calculated using average shares method.

**        Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Years Ended August 31,			Period Ended August 31, 2022†
	2025	2024	2023
Net Asset Value, beginning of year/period	$13.29	$10.78	$11.20	$25.80
Investment Activities
Net investment income (loss)*	(0.06)	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.72	2.55	(0.40)	(14.53)
Total from investment activities	1.66	2.52	(0.42)	(14.60)
Distributions to shareholders from:
Net investment income	(0.06)	(0.01)	—	—
Total distributions	(0.06)	(0.01)	—	—

Net Asset Value, end of year/period	$14.89	$13.29	$10.78	$11.20

Net Asset Value, Total Return (%)(1)	12.54	23.42	(3.75)	(56.59)
Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86	(2)
Net investment income (loss) (%)	(0.48)	(0.25)	(0.19)	(0.58	)(2)
Supplemental Data
Net Assets end of year/period (000)	$31,648	$30,228	$18,868	$15,114
Portfolio turnover rate (%)(3)	21	40	24	66

*          Per share data calculated using average shares method.

†         Commenced operations on September 27, 2021.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet IndexTM. The FMQQ The Next Frontier Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The EMQQ The Emerging Markets Internet ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of August 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended August 31, 2025, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation (depreciation) on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax on Appreciated Securities	Net Change in Unrealized Appreciation (Depreciation) on Deferred Accrued Foreign Capital Gains Tax on Appreciated Securities
EMQQ The Emerging Markets Internet ETF	$1,577,225	$1,398,474
FMQQ The Next Frontier Internet ETF	330,001	117,329

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Funds, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day to day management of the Funds including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses“).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the either Fund.

Effective June 1, 2025, Penserra Capital Management LLC was terminated as the sub-adviser to EMQQ The Emerging Markets Internet ETF.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

3. SERVICE PROVIDERS (concluded)

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended August 31, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet ETF	$90,069,376	$135,561,849
FMQQ The Next Frontier Internet ETF	6,175,483	7,108,431

For the year ended August 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended August 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
EMQQ The Emerging Markets Internet ETF	$—	$29,646,588	$10,844,330
FMQQ The Next Frontier Internet ETF	—	1,168,205	647,873

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

At August 31, 2025, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
EMQQ The Emerging Markets Internet ETF	$9,778,217	$(9,778,217)
FMQQ The Next Frontier Internet ETF	568,101	(568,101)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2025 and August 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet ETF
2025	$5,800,915	$—	$5,800,915
2024	3,171,921	—	3,171,921
FMQQ The Next Frontier Internet ETF
2025	$125,400	$—	$125,400
2024	20,951	—	20,951

As of August 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Undistributed Ordinary Income	$6,897,309	$—
Post-October Losses	(6,216,876)	—
Capital Loss Carryforwards	(399,841,440)	(7,319,580)
Deferred Late-Year Losses	—	(20,401)
Unrealized Appreciation (Depreciation)	21,383,749	6,099,090
Other Temporary Differences	(10)	—
Total Distributable Earnings (Accumulated Losses)	$(377,777,268)	$(1,240,891)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the Fund’s next taxable year.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

5. TAX INFORMATION (concluded)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through August 31, 2025, and specified losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet ETF	$113,061,691	$286,779,749	$399,841,440
FMQQ The Next Frontier Internet ETF	3,239,450	4,080,130	7,319,580

The FMQQ The Next Frontier Internet ETF utilized $488,024 capital loss carryforwards to offset capital gains for the period.

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) on investments held by the Funds at August 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
EMQQ The Emerging Markets Internet ETF	$353,378,003	$111,235,183	$(88,274,209)	$22,960,974
FMQQ The Next Frontier Internet ETF	25,525,810	9,551,486	(3,122,395)	6,429,091

*     The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your shares. Because a Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of a Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of the Fund’s portfolio holdings.

Frontier Market Risk: Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, the conflict in the Middle East, and the rise of inflation have resulted in extreme

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. Securities Lending

Effective August 1, 2025, the Funds have entered into a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. The Funds previously used Brown Brothers Harriman & Co. as the Lending Agent. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of August 31, 2025, the Funds do not have any portfolio securities on loan.

8. OTHER

At August 31, 2025, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF total shares outstanding were held by three and one Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2025 (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”) as of August 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
EMQQ The Emerging Markets Internet ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
FMQQ The Next Frontier Internet ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and for the period from September 27, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 22, 2025

EMQQ/FMQQ

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
EMQQ The Emerging Markets Internet ETF
0.00%	100.00%	100.00%	1.73%	7.70%	0.00%	0.12%	0.00%	0.00%	13.33%
FMQQ The Next Frontier Internet ETF
0.00%	100.00%	100.00%	0.00%	73.89%	0.00%	0.38%	0.00%	0.00%	25.07%

(1)       Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)       The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)       U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)       The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)       The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)       The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

(7)       The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended August 31, 2025.

For The EMQQ The Emerging Markets Internet ETF, accrued foreign taxes during the fiscal year ended August 31, 2025, amounted to $892,165 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 — Dividend for the year ended December 31, 2025. In addition, for the fiscal year ended August 31, 2025, gross income derived from sources within foreign countries amounted to $1,849,572 for The EMQQ The Emerging Markets Internet ETF.

For The FMQQ The Next Frontier Internet ETF, accrued foreign taxes during the fiscal year ended August 31, 2025, amounted to $41,955 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 — Dividend for the year ended December 31, 2025. In addition, for the fiscal year ended August 31, 2025, gross income derived from sources within foreign countries amounted to $16,779 for The FMQQ The Next Frontier Internet ETF.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

EMQQ/FMQQ

Other Information (Form N-CSR Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQ-AR-001-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: October 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: October 28, 2025

	By	Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: October 28, 2025